Mar. 01, 2016

TRANSAMERICA FUNDS

Transamerica Capital Growth

Supplement to the Currently Effective Prospectuses and Summary Prospectuses dated March 1, 2016, as applicable

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Transamerica Capital Growth

Effective immediately, the following sentence is added to the end of the first paragraph of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments – Transamerica Capital Growth” section of the Prospectuses for Transamerica Capital Growth:

The fund typically invests in a relatively small number of companies.

The following risk is added alphabetically to the “Principal Risks” section of the Prospectuses and the Summary Prospectuses for Transamerica Capital Growth:

Focused Investing –To the extent the fund invests in a limited number of countries, regions, sectors or industries, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

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Investors Should Retain this Supplement for Future Reference

July 29, 2016